Shareholder Report, Holdings (Details)	Mar. 31, 2025
Advisor Class Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.96%
Advisor Class Shares | META Platforms, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.23%
Advisor Class Shares | Apple, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%
Advisor Class Shares | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.29%
Advisor Class Shares | Dollar Tree, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
Advisor Class Shares | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
Advisor Class Shares | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%
Advisor Class Shares | Goldman Sachs Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
Advisor Class Shares | Diageo plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
Advisor Class Shares | Simon Property Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
Advisor Class Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.57%
Advisor Class Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.62%
Advisor Class Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.92%
Advisor Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.93%
Advisor Class Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.16%
Advisor Class Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%
Advisor Class Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%
Advisor Class Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.62%
Advisor Class Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Advisor Class Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%
Advisor Class Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
Class A Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.96%
Class A Shares | META Platforms, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.23%
Class A Shares | Apple, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%
Class A Shares | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.29%
Class A Shares | Dollar Tree, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
Class A Shares | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
Class A Shares | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%
Class A Shares | Goldman Sachs Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
Class A Shares | Diageo plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
Class A Shares | Simon Property Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
Class A Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.57%
Class A Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.62%
Class A Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.92%
Class A Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.93%
Class A Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.16%
Class A Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%
Class A Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%
Class A Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.62%
Class A Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class A Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%
Class A Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
Class C Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.96%
Class C Shares | META Platforms, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.23%
Class C Shares | Apple, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%
Class C Shares | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.29%
Class C Shares | Dollar Tree, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
Class C Shares | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
Class C Shares | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%
Class C Shares | Goldman Sachs Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
Class C Shares | Diageo plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
Class C Shares | Simon Property Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
Class C Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.57%
Class C Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.62%
Class C Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.92%
Class C Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.93%
Class C Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.16%
Class C Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%
Class C Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%
Class C Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.62%
Class C Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class C Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%
Class C Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%